SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of Supplemental Cash Payments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Interest paid (net of capitalized interest)	$ 288.9	$ 151.1
Income taxes paid	$ 36.9	$ 36.3